Debt and Derivative Instruments	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Debt and Derivative Instruments
(9)	Debt and Derivative Instruments

Debt

The following represents the Company’s debt obligations as of June 30, 2021 and December 31, 2020:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	June 30, 2021		December 31, 2020
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,401,214	1.59%	$1,433,919	1.65%	September 2023
TL 2019 Term Loan	142,871	3.50%	148,131	3.50%	December 2026
TL 2021 Term Loan	67,746	2.65%	—	0.00%	February 2028
TMCL II Secured Debt Facility (1)	670,028	1.91%	646,551	1.91%	July 2026
TMCL VI Term Loan	211,248	4.29%	223,630	4.29%	February 2038
TMCL VII 2019-1 Bonds	—	—	300,305	4.02%	April 2044
TMCL VII 2020-1 Bonds	406,862	3.07%	429,600	3.07%	August 2045
TMCL VII 2020-2 Bonds	559,377	2.26%	587,183	2.26%	September 2045
TMCL VII 2020-3 Bonds	204,294	2.15%	214,168	2.15%	September 2045
TMCL VII 2021-1 Bonds	529,438	1.72%	—	0.00%	February 2046
TMCL VII 2021-2 Bonds	635,498	2.27%	—	0.00%	April 2046
TAP Funding Revolving Credit Facility	—	—	131,857	2.11%	December 2021
Total debt obligations	$4,828,576		$4,115,344
Amount due within one year	$294,895		$408,365
Amounts due beyond one year	$4,533,681		$3,706,979

(1)	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

In April 2021, Textainer Marine Containers VII Limited (“TMCL VII”) issued $605,200 of aggregate Class A and $46,000 of aggregate Class B Series 2021-2 Fixed Rate Asset Backed Notes (“the TMCL VII 2021-2 Bonds”). Under the terms of the TMCL VII 2021-2 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2021-2 Bonds were primarily used to pay down the Company’s revolving credit facilities and to pay off the TMCL VII 2019-1 Bonds. During the three months ended June 30, 2021, unamortized debt issuance costs and bond discounts of $2,857 were written-off related to the early redemption of TMCL VII 2019-1 Bonds and were recorded in the condensed consolidated statements of operations as “write-off of unamortized debt issuance costs and bond discounts”.

In May 2021, Textainer Marine Containers II Limited (“TMCL II”) entered into an amendment of the TMCL II Secured Debt Facility which increased the aggregate commitment amount from $1,200,000 to $1,500,000.

The Company’s debt agreements contain various restrictive financial and other covenants, and the Company was in full compliance with these restrictive covenants at June 30, 2021.

The following is a schedule of the Company’s outstanding borrowings and borrowing capacities, as of June 30, 2021:

	Total Borrowing	Available Borrowing, as limited by the Borrowing Base	Current and Available Borrowing, as limited by the Borrowing Base	Total Commitment
TL Revolving Credit Facility	$1,404,958	$95,042	$1,500,000	$1,500,000
TL 2019 Term Loan	144,075	—	144,075	144,075
TL 2021 Term Loan	68,495	—	68,495	68,495
TMCL II Secured Debt Facility	672,291	49,162	721,453	1,500,000
TMCL VI Term Loan	212,520	—	212,520	212,520
TMCL VII 2020-1 Bonds (1)	410,984	—	410,984	410,984
TMCL VII 2020-2 Bonds (1)	565,163	—	565,163	565,163
TMCL VII 2020-3 Bonds (1)	205,917	—	205,917	205,917
TMCL VII 2021-1 Bonds (1)	535,313	—	535,313	535,313
TMCL VII 2021-2 Bonds (1)	642,517	—	642,517	642,517
Total (2)	$4,862,233	$144,204	$5,006,437	$5,784,984

(1)	Amounts on the bonds payable exclude unamortized discounts in an aggregate amount of $563.
(2)	Total borrowing for all debts excludes unamortized prepaid debt issuance costs in an aggregate amount of $33,094.

For further discussion on the Company’s debt instruments, please refer to Item 18, “Financial Statements – Note 8” in our 2020 Form 20-F.

Derivative Instruments and Hedging Activities

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments using observable (Level 2) market inputs. The valuation also reflects the credit standing of the Company and the counterparties to the derivative agreements. The credit valuation adjustment was determined to be $110 reduction to the net fair value and $247 addition to the net fair value as of June 30, 2021 and December 31, 2020, respectively.

Derivative instruments are designated or non-designated for hedge accounting purposes. The change in fair value of derivative instruments that are designated as cash flow hedge for accounting purposes are initially reported in the condensed consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized. The change in fair value of derivative instruments that are not designated for hedge accounting are recognized in earnings during the period of change.

The following table summarizes the fair value of the derivative instruments that were reflected on a gross basis on the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Assets
Interest rate swaps - designated as hedges	$1,754	$47
Total	$1,754	$47
Liabilities
Interest rate swaps - designated as hedges	$9,086	$9,665
Interest rate swaps - not designated as hedges	636	19,570
Total	$9,722	$29,235

The following is a summary of the Company’s derivative instruments as of June 30, 2021:

Notional
Derivative instruments	amount
Interest rate swap contract with a bank, with fixed rate of 2.73% per annum, amortizing notional amounts, with termination date of August 15, 2022, non-designated	$22,500
Interest rate swap contracts with several banks, with fixed rates between 0.17% and 1.58% per annum, amortizing notional amounts, with termination dates through May 30, 2031, designated	1,118,250
Total notional amount as of June 30, 2021	$1,140,750

 In June 2021, the Company early terminated a total notional amount of $404,750 interest rate swaps not designated as cash flow hedges with a total settlement amount, included accrued interest, of $11,941. During both the three and six months ended June 30, 2021, the Company entered into new interest rate swaps designated as cash flow hedges with a total notional amount of $420,000, effective as of June 30, 2021, with fixed rates between 0.75% and 1.26% per annum and termination dates through May 2031.

Over the next twelve months, the Company expects to reclassify an estimated net loss of $11,718 related to the designated interest rate swap agreements from “accumulated other comprehensive loss” in the condensed consolidated statements of shareholders’ equity to “interest expense” in the condensed consolidated statements of operations.

The following table summarizes the pre-tax impact of derivative instruments on the condensed consolidated statements of operations during the three and six months ended June 30, 2021 and 2020:

		Three Months Ended June 30,		Six Months Ended June 30,
Derivative instruments	Financial Statement Caption	2021	2020	2021	2020
Non-designated	Realized loss on financial instruments, net	$2,448	$3,267	$5,404	$4,793
Non-designated	Unrealized gain (loss) on financial instruments, net	$1,985	$1,342	$5,177	$(13,595)
Designated	Other comprehensive loss	$4,646	$4,393	$204	$13,251
Designated	Interest expense	$1,297	$590	$2,491	$528

For further discussion on the Company’s derivative instruments, please refer to Item 18, “Financial Statements – Note 9” in our 2020 Form 20-F.